DIVIDEND (Details Narrative)	Dec. 31, 2024 HKD ($)	Oct. 03, 2023 USD ($) $ / shares	Oct. 03, 2023 HKD ($) $ / shares	Feb. 07, 2022 USD ($) $ / shares	Feb. 07, 2022 HKD ($) $ / shares
Dividend
Dividends declared	$ 0	$ 203,651	$ 1,581,900	$ 514,953	$ 4,000,000
Dividends price per share | (per share)		$ 0.04	$ 0.31	$ 0.12	$ 0.94